Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ 135,666	$ 121,079
State	15,641	22,825
Foreign	1,884	123
Total current	153,191	144,027
Deferred:
Federal	(24,607)	(20,775)
State	(25,600)	(9,057)
Foreign	(4,392)	394
Total deferred	$ (54,599)	$ (29,438)